Cover	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	MAGNITE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36384
Entity Tax Identification Number	20-8881738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	MGNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001595974
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	6080 Center Drive,
Entity Address, Address Line One	4th Floor
Entity Address, Postal Zip Code	90045
Entity Address, State or Province	CA
Entity Address, City or Town	Los Angeles,
Local Phone Number	207-0272
City Area Code	(310)